UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier               Chatham, New Jersey            May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       6

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $1,635,472
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number          Name

1.          028-10536                     Pennant Offshore Partners, Ltd.

2.          028-10768                     Pennant Onshore Qualified, LP

3.          028-10746                     Pennant General Partner, LLC

4.          028-11666                     Pennant Windward Fund, L.P.

5.          028-11665                     Pennant Windward Fund, Ltd.

6.          028-13339                     Pennant Spinnaker Fund, L.P.


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                                                    FORM 13F INFORMATION TABLE

             COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6    COLUMN7          COULMN 8

                                   TITLE
                                     OF                 VALUE    SHRS OR    SH/  PUT/ INVESTMENT    OTHER        VOTING AUTHORITY
          NAME OF ISSUER           CLASS      CUSIP    (x $1000) PRN AMT    PRN  CALL DISCRETION   MANAGERS     SOLE     SHARED NONE
ABERCROMBIE & FITCH CO              COM     002896207   75,366   3,166,621   SH         Defined   1,2,3,4,5,6  3,166,621
ADOBE SYS INC                       COM     00724F101   61,122   2,857,507   SH         Defined   1,2,3,4,5,6  2,857,507
ALLEGHENY ENERGY INC                COM     017361106   51,412   2,218,900   SH         Defined   1,2,3,4,5,6    2218900
ALLIANCE HOLDINGS GP LP             COM     01861G100   12,961     806,556   SH         Defined    1,2,3,6        806556
ALLIANCE RES PARTNER L P            COM     01877R108   17,535     602,570   SH         Defined    1,2,3,6        602570
AMGEN INC                           COM     031162100    5,101     103,000   SH         Defined   1,2,3,4,5       103000
APPLIED MATLS INC                   COM     038222105   31,152   2,897,880   SH         Defined   1,2,3,4,5,6    2897880
ATLAS AMER INC                      COM     049167109   10,323   1,179,800   SH         Defined    1,2,3,6       1179800
ATLAS ENERGY RESOURCES LLC          COM     049303100   12,482   1,183,157   SH         Defined    1,2,3,6       1183157
BRINKS HOME SEC HLDGS INC           COM     109699108   24,811   1,097,810   SH         Defined   1,2,3,4,5,6    1097810
BROADCOM CORP                       COM     111320107      899      45,000   SH         Defined   1,2,3,4,5        45000
CF INDS HLDGS INC                   COM     125269100   70,993     998,079   SH         Defined   1,2,3,4,5,6     998079
CELGENE CORP                        COM     151020104    4,440     100,000   SH         Defined   1,2,3,4,5       100000
CISCO SYS INC                       COM     17275R102   42,209   2,516,940   SH         Defined   1,2,3,4,5      2516940
COMCAST CORP NEW                    COM     20030N101   63,965   4,689,515   SH         Defined   1,2,3,4,5,6    4689515
CONSOL ENERGY INC                   COM     20854P109   32,514   1,288,189   SH         Defined   1,2,3,4,5,6    1288189
DAVITA INC                          COM     23918K108   47,607   1,083,215   SH         Defined   1,2,3,4,5,6    1083215
DANA HOLDING CORP                   COM     235825205    1,247   2,710,759   SH         Defined    1,2,3,6       2710759
DELTA AIR LINES INC DEL             COM     247361702   20,349   3,614,300   SH         Defined   1,2,3,4,5,6    3614300
DYAX CORP                           COM     26746E103    4,117   1,640,263   SH         Defined    1,2,3,6       1640263
DU PONT E I DE NEMOURS & CO         COM     263534109    3,126     140,000   SH         Defined   1,2,3,4,5       140000
EXELON CORP                         COM     30161N101   59,928   1,320,297   SH         Defined   1,2,3,4,5,6    1320297
FIDELITY NATIONAL FINANCIAL         COM     31620R105   49,274   2,525,559   SH         Defined   1,2,3,4,5,6    2525559
FIDELITY NATL INFORMATION SV        COM     31620M106   43,879   2,410,926   SH         Defined   1,2,3,4,5,6    2410926
FOSTER WHEELER AG                   COM     H27178104    3,931     225,000   SH         Defined   1,2,3,4,5       225000
FOUNDATION COAL HLDGS INC           COM     35039W100   41,774   2,911,049   SH         Defined   1,2,3,4,5,6    2911049
FREIGHTCAR AMER INC                 COM     357023100    7,826     446,439   SH         Defined    1,2,3,6        446439
GRIFFON CORP                        COM     398433102    8,394   1,119,199   SH         Defined    1,2,3,6       1119199
HARMAN INTL INDS INC                COM     413086109   33,814   2,499,200   SH         Defined   1,2,3,4,5,6    2499200
LAM RESEARCH CORP                   COM     512807108   30,825   1,353,751   SH         Defined   1,2,3,4,5,6    1353751
LIGAND PHARMACEUTICALS INC          COM     53220K207   10,714   3,595,468   SH         Defined   1,2,3,4,5      3595468
LINEAR TECHNOLOGY CORP              COM     535678106      276      12,000   SH         Defined   1,2,3,4,5        12000
MARATHON OIL CORP                   COM     565849106   41,328   1,572,000   SH         Defined   1,2,3,4,5,6    1572000
METAVANTE TECHNOLOGIES INC          COM     591407101   35,122   1,759,631   SH         Defined   1,2,3,4,5      1759631
MICROSOFT CORP                      COM     594918104   55,048   2,996,611   SH         Defined   1,2,3,4,5      2996611
MIDDLEBROOK PHARMACEUTICALS I       COM     596087106    2,094   1,540,000   SH         Defined      3,6         1540000
MONSTER WORLDWIDE INC               COM     611742107   29,526   3,622,800   SH         Defined   1,2,3,4,5,6    3622800
NRG ENERGY INC                      COM     629377508   59,291   3,368,821   SH         Defined   1,2,3,4,5,6    3368821
ORACLE CORP                         COM     68389X105   33,033   1,828,082   SH         Defined   1,2,3,4,5      1828082
PHH CORP                            COM     693320202   75,970   5,407,141   SH         Defined   1,2,3,4,5,6    5407141
PFIZER INC                          COM     717081103    4,322     317,300   SH         Defined   1,2,3,4,5,6     317300
QUEST DIAGNOSTICS INC               COM     74834L100    8,390     176,700   SH         Defined   1,2,3,4,5       176700
ROBERT HALF INTL INC                COM     770323103      189      10,600   SH         Defined   1,2,3,4,5        10600
SANFILIPPO JOHN B & SON INC         COM     800422107    1,230     227,368   SH         Defined     1,2,3         227368
SAVIENT PHARMACEUTICALS INC         COM     80517Q100    4,170     842,424   SH         Defined   1,2,3,4,5,6     842424
TAKE-TWO INTERACTIVE SOFTWAR        COM     874054109    6,670     798,834   SH         Defined   1,2,3,4,5       798834
TENET HEALTHCARE CORP               COM     88033G100      325     279,937   SH         Defined   1,2,3,4,5,6     279937
TERRA INDS INC                      COM     880915103    2,809     100,000   SH         Defined   1,2,3,4,5,6     100000
PROCTER & GAMBLE CO                 COM     742718109    6,593     140,000   SH         Defined   1,2,3,4,5       140000
TRANSDIGM GROUP INC                 COM     893641100   91,620   2,789,892   SH         Defined   1,2,3,4,5,6    2789892
UNION PAC CORP                      COM     907818108   45,263   1,101,021   SH         Defined   1,2,3,4,5,6    1101021
UNITEDHEALTH GROUP INC              COM     91324P102    1,047      50,000   SH         Defined   1,2,3,4,5        50000
WALTER INDS INC                     COM     93317Q105   58,229   2,546,070   SH         Defined   1,2,3,4,5,6    2546070
WELLPOINT INC                       COM     94973V107  110,277   2,904,308   SH         Defined   1,2,3,4,5,6    2904308
WESTERN UN CO                       COM     959802109   25,252   2,008,900   SH         Defined   1,2,3,4,5,6    2008900
WYETH                               COM     983024100   26,900     625,000   SH         Defined   1,2,3,4,5,6     625000
XTO ENERGY INC                      COM     98385X106   26,410     862,500   SH         Defined   1,2,3,4,5,6     862500




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